Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ (720.8)	₨ (59,228.3)	₨ (39,228.8)
Foreign currency forward exchange contracts and options [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	(762.7)	(62,669.0)	(53,493.3)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	(59.8)	(4,916.2)	12,098.5
Others including interest rate and currency swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ 101.7	₨ 8,356.9	₨ 2,166.0